BENEFIT PLAN	12 Months Ended
Dec. 29, 2018
BENEFIT PLAN
BENEFIT PLAN

11. BENEFIT PLAN

We provide a 401(k)‑defined contribution plan covering substantially all our employees, which allows for employee contributions and provides for an employer match. Our contributions totaled approximately $1.0 million, $0.7 million, and $0.4 million for fiscal 2018, fiscal 2017, and fiscal 2016, respectively.